Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0002009312
Registrant Name	Aureus Greenway Holdings Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A